CAPITAL STOCK	12 Months Ended
Jan. 31, 2014
CAPITAL STOCK [Text Block]

NOTE 10 – CAPITAL STOCK

Stock Transactions

On December 21, 2001, the Company issued 5,000,000 shares of common stock to a former President of the Company at a price of $0.001 per share.

On January 31, 2002, the Company completed an offering of 4,620,000 shares of its common stock at a price of $0.02 per share to a total of forty-five purchasers for an aggregate amount of $92,400. The offering was completed pursuant to Regulation S of the Securities Act of 1933.

In connection with a change in control of the Company, its former president returned 4,600,000 common shares to the Company’s treasury for cancellation, for no consideration, prior to the stock dividend issued March 17, 2004.

Pursuant to the terms of a Mineral Property Acquisition Agreement, dated February 24, 2004, between the Company and a director of the Company, the Company acquired certain mineral claims located in the Santa Cruz Province of the Republic of Argentina, known as the “Dyakowski Property” for total consideration of 833,333 common shares of the Company.

Pursuant to the terms of a Share Purchase Agreement, dated February 24, 2004, between the Company and a former director of the Company, the Company acquired a 100% interest in SCRN Properties Ltd. for total consideration of 833,333 common shares of the Company.

The Company issued a stock dividend of two common shares for every one common share issued and outstanding as of March 15, 2004.

Effective February 11, 2004, the Company entered into a management agreement with a former director and officer for a period of one year which resulted in the payment of consulting fees plus a bonus of 200,000 common shares valued at $2,660 upon commencement of exploration on the Company’s Argentine properties.

From April to June 2005, 2,000 non-voting Series A convertible preferred shares were converted into 2,222,223 common shares.

During June 2005, the Company issued 666,667 Units at a price of $0.30 per Unit for total proceeds of $200,000. Each Unit was comprised of one common share and a warrant to purchase one additional common share at $0.40 per share until June 30, 2007.

In August 2005, 4,749,998 escrowed shares were returned to the treasury and cancelled.

In March 2006, the Company issued 833,333 common shares on the conversion of a $250,000 promissory note.

In July 2006, the Company issued 200,000 common shares for proceeds of $50,000 on the exercise of stock options.

Between October 2, 2006 and January 18, 2007, the Company completed six private placements and issued an aggregate of 1,534,500 units for gross proceeds of $1,534,500. Each unit consisted of one common share and one half of one share purchase warrant. Each whole warrant entitled the holder to acquire one additional common share at $1.75 per share on or before 24 months from the date of issuance. In the case of each private placement, each whole warrant entitled the holder to purchase one additional common at a purchase price of $1.75 for a period of 24 months from the closing date; provided, however, that if at any time the average closing price for shares of the Company’s common stock on either the TSX Venture Exchange in Canada or the OTC-Bulletin Board in the United States exceeds $2.25 for a period of 20 trading days or more, the Company shall have the right, upon written notice to the subscriber, to reduce the exercise period of the warrants to a period of 30 days beginning on the date of the written notice. The Company incurred aggregate expenses of $78,750 in the form of finder’s fees and other expenses for net proceeds of $1,455,750 for these six private placements.

On December 13, 2006, the Company issued 30,000 common shares to two employees as a bonus. The fair value of these shares at the date of issuance was $49,500.

On February 27, 2007, the Company completed a private placement and issued 130,720 units for gross proceeds of $156,864. Each unit consisted of one common share and one half of one share purchase warrant. Each whole warrant entitled the holder to acquire one additional common share at $1.85 per share on or before February 27, 2009. The Company incurred share issue costs of $12,708, including finder’s fees in the amount of $11,340, in relation to the private placement.

Between March 12, 2007 and April 2, 2007 the Company issued 666,667 common shares for proceeds of $214,667 on the exercise of stock options.

On May 11, 2007, the Company issued 150,000 common shares to four employees as a bonus. The fair value of the shares at the date of issue was $202,500.

On May 31, 2007, the Company issued 666,667 common shares for proceeds of $266,667 on the exercise of 666,667 warrants.

On June 7, 2007, the Company issued 3,720,776 common shares on the conversion of three promissory notes with an aggregate face value of $1,250,000 and aggregate accrued interest of $140,068.

On July 4, 2007, the Company completed a private placement and issued 1,800,000 units for gross proceeds of $2,070,000. Each unit consisted of one common share and one half of one share purchase warrant. Each whole warrant entitled the holder to acquire one additional common share at $1.50 per share on or before July 4, 2009.

On August 7, 2007, the Company issued 180,000 units to a finder in payment of a finder’s fee pursuant to a finders’ fee agreement dated July 27, 2007. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole common share purchase warrant was exercisable into one common share at a price of $1.50 per warrant share until July 4, 2009. This finder’s fee was paid for services rendered by the finder, a registered broker-dealer, for services rendered in connection with a private placement with a qualified institutional buyer that the Company completed on July 4, 2007.

Between March 20, 2008 and March 25, 2008, the Company completed two brokered private placements and one non-brokered private placement and issued 3,080,000 units for gross proceeds of $3,850,000. Each unit consisted of one common share and one-half of one non-transferable share purchase warrant exercisable at $1.60 for a period of 18 months. The Company paid cash commissions of $330,893 to an agent and co-operating broker as a commission and $5,000 for a finder’s fee for services rendered in the transaction. The agent applied $92,500 of this cash commission towards the purchase of an additional 74,000 units, which were issued at the same terms as the units issued in the brokered private placement.

Between March 20, 2008 and March 25, 2008, the Company issued an aggregate of 270,000 agent’s warrants to the agent and a co-operating broker as a commission for the proceeds raised by the agent and the co-operating broker in the brokered private placement. Each agent’s warrant entitled the holder to purchase one common share of the Company’s common stock at an exercise price of $1.30 for a period of 18 months. The agent’s warrants were valued, using the Black Scholes valuation model, at $87,934 and recorded as a cost of capital. The assumptions used in the Black Scholes model were as follows:

Risk free interest rate	2.6%-2.7%;
Expected life of the warrants	1 - 1.5 years
Annualized volatility	44%-63%
Dividend rate	0%

On March 25, 2008, the Company issued 25,000 share purchase warrants to a Canadian agent as part of the consideration for the Canadian agent’s services in acting as the Company’s sponsor regarding the Company’s listing application to the Canadian TSX Venture Stock Exchange. These share purchase warrants entitled the holder to purchase one share of the Company’s common stock at a price of $1.34 until March 25, 2009. The agent’s warrants were valued, using the Black Scholes valuation model, at $5,559 and recorded as a cost of capital. The assumptions used in the Black Scholes model were as follows:

Risk free interest rate	2.7%;
Expected life of the warrants	1 year
Annualized volatility	39%
Dividend rate	0%

On January 15, 2009, the Company sold an aggregate of 1,125,000 units to five Company directors for a purchase price of $0.10 for aggregate gross proceeds of $112,500. Each unit consisted of one common share and one non-transferable common share purchase warrant. Each of the share purchase warrants entitled the holder to purchase one additional common share of our company at an exercise price of $0.15 until their expiration date of January 15, 2011.

Between March 29 and April 7, 2009, the Company issued an aggregate of 200,000 common shares to a director on the exercise of 200,000 stock options for aggregate proceeds of $50,000.

On each of April 24, 2009 and May 22, 2009, the Company completed a private placement and issued an aggregate of 1,913,116 units for gross proceeds of $593,500. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.45 for a period of 24 months from the date of issuance.

On May 28, 2009, the Company issued 500,000 units on the conversion of a $50,000 convertible debenture. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.15 for a period of 24 months expiring on May 28, 2011.

Between June 5, 2009 and October 13, 2009, the Company issued an aggregate of 350,000 shares of common stock to two of its directors for proceeds of $52,500 on the exercise of warrants.

Between June 18, 2009 and July 13, 2009, the Company completed two private placements and issued an aggregate of 1,182,272 units for gross proceeds of $650,250. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.65 for a period of 24 months expiring on June 18, 2011.

On October 2, 2009, the Company issued 75,000 shares of common stock for proceeds of $28,000 on the exercise of stock options.

On November 12, 2009, the Company issued 1,000,000 units on conversion of two $50,000 convertible debentures. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.15 for a period of 24 months expiring on November 12, 2011.

On November 27, 2009, the Company completed a brokered private placement of 5,960,813 units at a price of CDN$0.70 ($0.662) per unit for gross proceeds of CDN$4,172,570 ($3,940,038). Each unit consisted of one common share of the Company’s common stock and one-half of one non-transferable common share purchase warrant. Each warrant entitles the purchaser to purchase one additional common share of the Company at a price of CDN$0.90 ($0.90) for a period of two years after closing, subject to early expiration in the event that the common shares of the Company trade on the TSX-V or the OTCBB with an average closing price greater than CDN$1.25 ($1.25) for a period of 30 consecutive trading days. We also paid a cash commission of 6% or 236,760 (CDN$250,354) to an agent for services rendered in the closing of the private placement.

On November 27, 2009, the Company issued an aggregate of 357,648 non-transferrable broker warrants to the brokers as a commission for the proceeds raised by the brokers in the brokered private placement. Each brokers warrant entitled the holder to purchase one common share of the Company’s common stock at an exercise price of CDN$0.72 ($0.68) for a period of 1 year. The agent’s warrants were valued, using the Black Scholes valuation model, at $145,488 and recorded as a cost of capital. The assumptions used in the Black Scholes model were as follows:

Risk free interest rate	1.03%;
Expected life of the warrants	1 year
Annualized volatility	120%
Dividend rate	0%

On February 2, 2010, the Company issued a total of 75,000 shares of its common stock at $0.62 per share for proceeds of $46,500 on the exercise of 75,000 stock options.

On February 2, 2010, the Company issued 40,000 shares of its common stock at $0.25 per share to a former director for proceeds of $10,000 on the exercise of 40,000 stock options.

During the year ended January 31, 2011, the Company issued an aggregate of 775,000 shares of its common stock at $0.15 per share to two directors, to a company controlled by one the Company’s directors and to the spouse of one of the Company’s directors for proceeds of $116,250 on the exercise of 775,000 warrants.

Between June 21, 2010 and July 16, 2010, the Company issued an aggregate of 183,334 shares of its common stock at $0.25 per share for proceeds of $45,834 on the exercise of 183,334 stock options. 133,334 of the options exercised were exercised by one of the Company’s directors.

On September 27, 2010, the Company issued a total of 214,588 shares of its common stock at $0.702 (CDN$0.72) for proceeds of $150,212 on the exercise of 214,588 warrants.

On October 26, 2010, the Company completed a private placement and issued 10,804,706 units for gross proceeds of $7,120,069. Each unit consisted of one share of common stock and one common stock purchase warrant exercisable at $1.02 (CDN$1.14) for a period of five years expiring on October 26, 2015.

On October 28, 2010, the Company issued a total of 43,540 shares of its common stock at $0.706 (CDN$0.72) for proceeds of $30,477 on the exercise of 43,540 warrants.

On November 3, 2010, the Company issued 170,000 shares of its common stock at $0.45 per share for proceeds of $76,500 on the exercise of 170,000 warrants.

Between November 3, 2010 and January 12, 2011, the Company issued an aggregate of 200,000 shares of its common stock at $0.65 per share for proceeds of $130,000 on the exercise of 200,000 warrants.

On December 22, 2010, the Company issued 140,000 shares of its common stock at $0.37 per share to a director for proceeds of $51,800 on the exercise of 140,000 stock options.

On December 30, 2010, the Company issued 20,000 shares of its common stock at $0.49 per share to a director for proceeds of $9,800 on the exercise of 20,000 stock options.

On August 19, 2011, the Company closed a "bought-deal" offering in which it sold 8,700,000 units at a price of approximately $1.16 (CDN$1.15) per unit for gross proceeds of $10,120,058 (CDN$10,005,000) and net cash proceeds of $9,134,809. Each unit consists of one common share and one-half of one non-transferable common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for approximately $1.60 (CDN$1.60) until August 19, 2013.

Pursuant to the terms of the underwriting agreement, the underwriters collectively received an aggregate cash commission equal to 6% of the gross proceeds or $607,203 (CDN$600,300) and 522,000 broker warrants. Each broker warrant entitles the holder to purchase one unit at approximately (CDN$1.15) until August 19, 2013. The fair value of the broker’s warrants were valued at $124,343 at the date of grant using the Black Scholes pricing model with the following assumptions:

Risk free interest rate	0.87%;
Expected life of the warrants	2 years
Annualized volatility	77.5%
Dividend rate	0%

This amount has been recorded as a reduction to common stock and credited to additional paid-in capital. In addition, the underwriters were granted an over-allotment option to purchase up to an additional 1,305,000 units at approximately $1.15 (CDN$1.15) per unit and/or up to an additional 652,500 warrants, or any combination thereof, to cover over-allotments.

On August 30, 2011, the Company issued 300,000 shares of its common stock at $0.37 per share to its former President for proceeds of $111,000 on the exercise of 300,000 stock options.

On September 20, 2011, the Company issued 200,000 shares of its common stock at $0.37 per share to a former consultant of the Company for proceeds of $74,000 on the exercise of 200,000 stock options.

On November 2, 2011, the Company issued 100,000 shares of its common stock at $0.37 per share to its former President for proceeds of $37,000 on the exercise of 100,000 stock options.

On February 2, 2012, the Company issued 60,000 shares of its common stock at $0.25 per share to a former director for proceeds of $15,000 on the exercise of 60,000 stock options.

On February 16, 2012, the Company issued 160,000 shares of its common stock at $0.37 per share to the Company’s former President for proceeds of $59,200 on the exercise of 160,000 stock options.

On February 16, 2012, the Company issued 20,000 shares of its common stock at $0.37 per share to a former consultant for proceeds of $7,400 on the exercise of 20,000 stock options.

Pursuant to subscription agreements with Austral Gold Limited (“Austral”) and and its Argentine subsidiary Austral Gold Argentina S.A. (“Austral Argentina”), dated July 2, 2013, Argentex sold 8,632,000 Units to Austral and 242,824 Units to Austral Argentina for aggregate gross proceeds of $2,433,147 (CDN$2,557,724). Each Unit consists of one common share and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one common share at an exercise price of CDN$0.40 until July 2, 2018. The relative fair value of the warrants in the amount of $418,258 was credited to additional paid in capital and $2,014,889 was credited to common shares. The Unit warrants were valued, using the Black Scholes valuation model, at $0.0569 per warrant. The assumptions used in the Black Scholes model were as follows:

Risk free interest rate	1.77%;
Expected life of the warrants	5 years
Annualized volatility	91%
Dividend rate	0%

At the closing, Argentex and Austral entered into an Investment Agreement that entitles Austral to nominate one member of the Board, an Assistant Secretary and one member of the Argentex Technical Advisory Board. The Investment Agreement also entitles Austral (and its affiliates) to certain anti-dilution rights. In the Investment Agreement, Austral agreed that it (and its affiliates) would not initiate or support any effort to gain control of Argentex and that it (and its affiliates) would refrain from acquiring any more than 19.9% of the issued and outstanding shares of Argentex unless otherwise agreed to by Argentex, and both Austral and Argentex agreed to discuss a potential business combination. The Investment Agreement remains in effect until such time as Austral (together with its affiliates) owns less than ten percent ( 10%) of the issued and outstanding shares of Argentex (on a partially diluted basis to include common shares that may be issued upon conversion of the convertible debenture). In the Investment Agreement, Austral also agreed that it would not transfer any of the securities purchased by it (and Austral Argentina) for one year after the closing, except for transfers to affiliates.

The subscription proceeds of $2,366,574 from the sale of the Units to Austral were paid to the Company in Canada. The subscription proceeds of $66,573 from the sale of Units and $2,300,000 from the sale of the convertible debenture to Austral Argentina, aggregating $2,366,573, were received by the Company’s subsidiary in Argentina as 12,767,666 Argentine pesos. Immediately following the closing, SCRN Properties Ltd. made a loan in an amount equal to $2,300,000 ( 12,408,500 pesos) (note 3).

Upon conversion of the entire principal balance of the convertible debenture (but without adjusting for shares that may be issued upon exercise of warrants), and assuming no other shares are issued by Argentex before conversion, Austral and its affiliates would own approximately 19.9% of the issued and outstanding shares of Argentex. Each warrant contains a term prohibiting exercise by the holder if the exercise would result in the holder (together with its affiliates) having ownership of more than 19.9% of the issued and outstanding Company shares.

Share purchase warrant transactions are summarized as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance at January 31, 2011	18,760,501	$0.94
Issued	5,524,500	1.56
Exercised	(4,906,895)	0.50
Expired	(2,148,900)	0.85
Balance at January 31, 2012	17,229,206	1.28
Expired	(900,000)	1.25
Balance at January 31, 2013	16,329,206	1.28
Issued	8,157,829	0.36
Expired	(5,524,500)	1.51
Balance at January 31, 2014	18,962,535	$0.74

At January 31, 2014, the following share purchase warrants were outstanding and exercisable:

Number of	Exercise
Warrants	Price	Expiry Date
10,804,706	$1.02 (CDN$1.14)	October 26, 2015
8,157,829	$0.36 (CDN$0.40)	July 2, 2018
18,962,535

On November 10, 2007, the board of directors approved the adoption of the 2007 Stock Option Plan which permitted the Company to issue up to 5,662,310 shares of common stock to Company directors, officers, employees and consultants. The 2007 Stock Option Plan was approved by the TSX Venture stock exchange and by the stockholders in September 2008.

At the Company’s Annual General Meeting held on September 18, 2012, the Company’s shareholders approved its 2012 stock option plan, which permits the Company to grant stock options to its employees, officers and directors and consultants to acquire up to an aggregate of 10% of the number of issued and outstanding common shares at the time of the grant. The Company can no longer grant stock options under its 2007 stock option plan but it will remain in effect until all of the stock options granted under it have either expired or been exercised. At the Company’s Annual General Meeting held on November 19, 2013, the Company’s shareholders re-approved its 2012 stock option plan.

On February 10, 2009, the board of directors granted 1,385,000 stock options. Of these stock options a total of 1,150,000 were issued to three directors, a total of 35,000 were issued to two employees and 200,000 were issued to an investor relations firm. These stock options were exercisable at $0.37, expire in five years on February 10, 2014 and vested in accordance with the Company’s stock option plan at 346,250 stock options each quarter. Of the total stock options issued, 970,000 were exercised and 15,000 were forfeited in prior years and the balance of 400,000 expired unexercised on February 10, 2014. These stock options were valued, using the Black Scholes valuation model, at $377,501 which is being recorded in consulting and investor relations fees in accordance with the Company’s stock option plan.

The assumptions used in the Black Scholes model were as follows:

Risk free interest rate	1.18%;
Expected life of the options	5 years
Annualized volatility	98%
Dividend rate	0%

On September 2, 2009, the Company granted 100,000 stock options to a director in consideration for services rendered. These stock options were exercisable at $0.675, were set to expire in three years on September 2, 2012 prior to being forfeited on February 22, 2012 and vested in four installments each in the amount of 25,000 stock options on March 2, 2010 and quarterly thereafter. The stock options were valued, using the Black Scholes valuation model, at $38,968 which were recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were as follows:

Risk free interest rate	1.15%;
Expected life of the options	3 years
Annualized volatility	90%
Dividend rate	0%

On January 19, 2010, the Company granted 550,000 stock options. Of these stock options, a total of 300,000 were granted to two directors, 150,000 to an officer and 100,000 to a consultant. These stock options were exercisable at $0.855 for five years and vested in accordance with the Company’s stock option plan at 137,500 stock options each quarter. Of the total stock options issued, 200,000 of these stock options were forfeited in prior years and 200,000 were forfeited during the year ended January 31, 2014 and. These stock options were valued, using the Black Scholes valuation model, at $325,198 which were recorded in consulting fees in accordance with the Company’s stock option plan.

The assumptions used in the Black Scholes model were as follows:

Risk free interest rate	1.25%;
Expected life of the options	5 years
Annualized volatility	88%
Dividend rate	0%

On May 11, 2010, the Company granted 400,000 stock options to a director. These stock options are exercisable at approximately $0.57 (CDN$0.64), expire in five years on May 11, 2015 and vested in accordance with the Company’s stock option plan at 100,000 stock options each quarter. These stock options were valued, using the Black Scholes valuation model, at $248,616 which was recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were as follows:

Risk free interest rate	2.65%;
Expected life of the options	5 years
Annualized volatility	93%
Dividend rate	0%

On January 7, 2011, the Company granted 150,000 stock options to an officer of the Company. These stock options were exercisable at $0.80 for approximately three years and vested in accordance with the Company’s stock option plan at 37,500 stock options each quarter. 12,500 of these stock options were exercised in a prior year and the balance of 137,500 expired unexercised on January 14, 2014. The fair value of these stock options was valued at $72,435 at the date of grant using the Black Scholes pricing model with the following assumptions:.

Risk free interest rate	2.19%;
Expected life of the options	3 years
Annualized volatility	96%
Dividend rate	0%

On March 11, 2011, the Company granted 150,000 stock options to an officer of the Company. These stock options were exercisable at $1.04, were exercisable until they expired unexercised March 11, 2014 and vested in accordance with the Company’s stock option plan at 37,500 stock options per quarter. The fair value of these stock options were valued at $95,049 at the date of grant using the Black Scholes pricing model with the following assumptions:

Risk free interest rate	2.19%;
Expected life of the options	3 years
Annualized volatility	96%
Dividend rate	0%

Between August 24, 2011 and August 29, 2011, the Company granted options to purchase an aggregate total of 1,500,000 shares of its common stock to two officers, 14 employees and consultants of the Company. These stock options are exercisable at approximately $1.03 (CDN$1.15) per share, expire between August 23 and August 28, 2016 and vested in accordance with the Company’s stock option plan as 337,500 of these stock options vested on November 1, 2011, February 1, 2012, May 1, 2012 and August 1, 2012, and 25,000 of these stock options vested on November 29, 2011, February 29, 2012, May 29, 2012,

August 29, 2012, November 29, 2012 and February 28, 2013. Of the stock options granted, 40,000 were forfeited in a prior year and 265,000 were forfeited during the current year. The fair value of these stock options was valued at $761,695 at the date of grant using the Black Scholes pricing model with the following assumptions:

Risk free interest rate	1.6%;
Expected life of the options	5 years
Annualized volatility	86%
Dividend rate	0%

On November 1, 2012 the Company granted stock options to purchase an aggregate of 3,360,000 shares of its common stock. All options were granted with an exercise price of $0.27 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately. A total of 290,000 of these stock options were forfeited during the current year. The fair value of these stock options was valued at $540,288 at the date of grant using the Black Scholes pricing model with the following assumptions:

Risk free interest rate	1.16%;
Expected life of the options	3 years
Annualized volatility	86%
Dividend rate	0%

Stock option transactions are summarized as follows:

		Weighted
		Average
	Number of	Exercise
	Options	Price

Balance at January 31, 2011	3,470,000	$0.59
Granted	1,650,000	1.15
Exercised	(1,242,500)	0.44
Expired	(300,000)	1.10
Balance at January 31, 2012	3,577,500	0.85
Granted	3,360,000	0.305
Exercised	(240,000)	0.34
Expired	(340,000)	0.81
Balance at January 31, 2013	6,357,500	0.58
Expired	(1,042,500)	0.69
Balance at January 31, 2014	5,315,000	$0.50

The weighted average fair value per stock option granted during the year ended January 31, 2014 was $nil ( 2013 - $0.16 ; 2012 - $0.52) .

At January 31, 2014, the following stock options were outstanding:

Number of	Exercise
Stock Options	Price	Expiry Date
400,000	$0.37	February 10, 2014
150,000	$1.04	March 11, 2014
100,000	$0.855	January 19, 2015
400,000	$0.57 (CDN$0.64)	May 10, 2015
1,195,000	$1.03 (CDN$1.15)	August 23, 2016
3,070,000	$0.27 (CDN$0.305)	October 31, 2015
5,315,000

The fair value of stock options granted during the year ended January 31, 2014 was $nil (2013 - $540,288 ; 2012 - $856,744). The stock options granted in the year ended January 31, 2012 vested immediately, while the stock options granted in 2011 were recognized over the respective option vesting periods. At January 31, 2014, 5,315,000 (2013 – 6,332,500) stock options were exercisable.

Total stock-based compensation recognized during the year ended January 31, 2014 was $948 (2013 -$883,210 ; 2012 - $647,382). Stock-based compensation has been recorded in the consolidated statements of operations as follows, with corresponding additional paid-in capital recorded in stockholders' equity:

	Year	Year	Year
	Ended	Ended	Ended
	January	January	January
	31, 2014	31, 2013	31, 2012
Consulting fees	$948	$300,506	$509,196
Director fees	-	201,000	-
Mineral property interests	-	178,677	105,212
Salaries and benefits	-	203,027	32,974
	$948	$883,210	$647,382

The following range of weighted average assumptions were used for the Black-Scholes valuations of stock options granted during the year:

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2014	2013	2012
Risk-free interest rate	N/A	1.16%	1.31-2.19%
Expected life of options	N/A	3 years	3 - 5 years
Annualized volatility	N/A	81%	86-96%
Dividend rate	N/A	0%	0%

As at January 31, 2014, the aggregate intrinsic value of all outstanding, vested stock options and exercised stock options was $nil (2013-$44,400).